Trade and other receivables - Aging of Trade Receivables (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables [Line Items]
Trade receivables	€ 283.2	€ 240.9
Reduction in trade-terms	(188.5)	(148.6)
Total trade receivables	94.7	92.3
Not past due
Trade Receivables [Line Items]
Trade receivables	243.4	229.4
Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	34.9	9.7
Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.5	0.7
Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	0.0	0.8
Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	0.4	0.3
Gross
Trade Receivables [Line Items]
Trade receivables	289.3	247.3
Gross | Not past due
Trade Receivables [Line Items]
Trade receivables	243.4	229.4
Gross | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	35.6	9.8
Gross | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	4.8	0.9
Gross | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	0.2	0.9
Gross | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	5.3	6.3
Impaired
Trade Receivables [Line Items]
Trade receivables	(6.1)	(6.4)
Impaired | Not past due
Trade Receivables [Line Items]
Trade receivables	0.0	0.0
Impaired | Past due less than 1 month
Trade Receivables [Line Items]
Trade receivables	(0.7)	(0.1)
Impaired | Past due 1 to 3 months
Trade Receivables [Line Items]
Trade receivables	(0.3)	(0.2)
Impaired | Past due 3 to 6 months
Trade Receivables [Line Items]
Trade receivables	(0.2)	(0.1)
Impaired | Past due more than 6 months
Trade Receivables [Line Items]
Trade receivables	€ (4.9)	€ (6.0)